Property, Plant and Equipment, Net (Schedule of Composition of Property, Plant and Equipment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		$ 635,088		$ 616,164
Additions		1,005	[1]	70,375
Disposals		(9,937)		(2,743)
Reclassification	[2]	(11,268)
Differences in translation reserves		54,764		(48,708)
Balance at end of year		667,642		635,088
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		748,123		725,797
Additions		29,701	[1]	100,408
Disposals		(10,339)		(21,249)
Reclassification	[2]	(11,809)
Differences in translation reserves		64,114		(56,833)
Balance at end of year		819,790		748,123
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		113,035		109,633
Additions		30,706	[1]	30,033
Disposals		(402)		(18,506)
Reclassification	[2]	(541)
Differences in translation reserves		9,350		(8,125)
Balance at end of year		152,148		113,035
Roads, buildings and leasehold improvements [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[3]	43,261		42,792
Additions		199	[1]	4,188	[3]
Disposals				(188)	[3]
Reclassification	[2]	(4,679)
Differences in translation reserves		3,171		(3,532)	[3]
Balance at end of year		41,952		43,261	[3]
Roads, buildings and leasehold improvements [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[3]	8,059		7,293
Additions		1,544	[1]	1,714	[3]
Disposals				(458)	[3]
Reclassification	[2]	(277)
Differences in translation reserves		557		(490)	[3]
Balance at end of year		9,883		8,059	[3]
Facilities, machinery and equipment [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[3]	465,627		489,218
Additions		1,428	[1]	26,154	[3]
Disposals		(296)		(13,063)	[3]
Reclassification	[2]	(7,130)
Differences in translation reserves		40,319		(36,682)	[3]
Balance at end of year		499,948		465,627	[3]
Facilities, machinery and equipment [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[3]	103,570		100,833
Additions		28,903	[1]	28,024	[3]
Disposals		(319)		(17,705)	[3]
Reclassification	[2]	(264)
Differences in translation reserves		8,736		(7,582)	[3]
Balance at end of year		140,626		103,570	[3]
Computers [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[3]	491		431
Additions		145	[1]	306	[3]
Disposals		(23)		(263)	[3]
Reclassification	[2]
Differences in translation reserves		41		17	[3]
Balance at end of year		654		491	[3]
Computers [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[3]	310		512
Additions		108	[1]	76	[3]
Disposals		(23)		(259)	[3]
Reclassification	[2]
Differences in translation reserves		15		(19)	[3]
Balance at end of year		410		310	[3]
Office furniture, equipment and motor vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[3]	1,026		1,044
Additions		14	[1]	86	[3]
Disposals		(21)		(85)	[3]
Reclassification	[2]
Differences in translation reserves		28		(19)	[3]
Balance at end of year		1,047		1,026	[3]
Office furniture, equipment and motor vehicles [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[3]	691		678
Additions		44	[1]	106	[3]
Disposals		(22)		(84)	[3]
Reclassification	[2]
Differences in translation reserves		9		(9)	[3]
Balance at end of year		1,593		691	[3]
Plants under construction [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[3]	207,017		162,853
Additions		14,874	[1]	59,878	[3]
Disposals					[3]
Reclassification	[2]
Differences in translation reserves		18,043		(15,714)	[3]
Balance at end of year		239,934		207,017	[3]
Spare parts for installations [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[3]	748,123		29,459
Additions		13,041	[1]	9,795	[3]
Disposals		(9,999)		(7,650)	[3]
Reclassification	[2]
Differences in translation reserves		2,512		(903)	[3]
Balance at end of year		36,255		748,123	[3]
Spare parts for installations [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[3]	405		317
Additions		107	[1]	113	[3]
Disposals		(38)			[3]
Reclassification	[2]
Differences in translation reserves		33		(25)	[3]
Balance at end of year		$ 507		$ 405	[3]

[1]	Additions to property, plant and equipment in OPC Hadera are presented net of agreed compensation from the construction contractor. Refer to Note 20.B.b for further details.
[2]	Reclassified to Right-Of-Use assets after initial application of IFRS 16. Refer to Note 19 Right-of-use Assets.
[3]	Reclassified to be comparable with current year presentation.